Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities
(Loss) / profit for the period	$ (3,520,681)	$ 37,367,631
Adjustments for:
Depreciation of property, plant and equipment	6,324,765	6,325,285
Interest on borrowings	8,361,403	8,952,688
Interest on BIA litigation	2,664,110
Interest on lease liabilities	1,571,057	1,543,341
Provision for employees’ end of services benefits	76,427	180,867
Changes in fair value of derivative financial instruments	238,000	(4,236,668)
Asset retirement obligation - accretion expense	35,146	34,019
Expected credit losses of trade accounts receivables	150,994	3,313,538
Change in estimated fair value of derivative warrant liability	(212,289)	(3,827,570)
Write-off of trade accounts and other receivables	272,257	927,519
Changes in operating assets and liabilities
Increase in trade accounts receivables, other receivable and prepayments	(557,762)	(17,332,992)
Decrease / (increase) in inventories	2,543	(24,695)
Decrease in trade and accounts payables	(684,808)	(5,920,283)
Increase in contract liabilities	440,999	272,878
Payment of employees’ end of services benefits	(1,308)	(30,629)
Net cash flows from operating activities	15,160,853	27,544,929
Cash Flows from Investing Activities
Changes in restricted bank account	148,499	152,261
Purchase of property, plant and equipment	(2,087,349)	(7,530,827)
Net cash flows used in investing activities	(1,938,850)	(7,378,566)
Cash Flows from Financing Activities
Repayment of borrowings	(7,198,067)	(7,198,067)
Interest paid on borrowings	(7,094,324)	(7,703,067)
Payment of lease liabilities	(2,554,107)	(2,503,822)
Net cash flows used in financing activities	(16,846,498)	(17,404,956)
Net change in cash and cash equivalents	(3,624,495)	2,761,407
Cash and cash equivalents at beginning of the period	7,718,655	940,925
Cash and cash equivalents at end of the period	$ 4,094,160	$ 3,702,332